Consolidated Statement of Financial Position (unaudited) - SEK (kr) kr in Millions		Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	[1]	kr 11,860	kr 3,482
Treasuries/government bonds		8,216	11,525
Other interest-bearing securities except loans		57,358	41,561
Loans in the form of interest-bearing securities		49,447	51,227
Loans to credit institutions		12,846	19,009
Loans to the public		219,053	224,165
Derivatives		6,904	6,432
Shares		34
Tangible and intangible assets		223	245
Deferred tax asset		9	13
Other assets		444	276
Prepaid expenses and accrued revenues		7,893	7,994
Total assets		374,287	365,929
Liabilities and equity
Borrowing from credit institutions		3,660	3,628
Debt securities issued		323,508	314,108
Derivatives		7,267	12,637
Other liabilities		7,817	4,272
Accrued expenses and prepaid revenues		8,694	8,387
Provisions		21	51
Total liabilities		350,967	343,083
Share capital		3,990	3,990
Reserves		5	(87)
Retained earnings		19,325	18,943
Total equity	[2]	23,320	22,846
Total liabilities and equity		kr 374,287	kr 365,929

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.
[2]	The entire equity is attributable to the shareholder of the Parent Company.